UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION

			Washington,  D.C.     20549


				       FORM N-Q

	        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANIES



              Investment Company Act file number 811-03636
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                The Guardian Variable Contract Funds, Inc.
-----------------------------------------------------------------------
             (Exact name of registrant as specified in charter)


                   7 Hanover Square New York, N.Y. 10004
 -----------------------------------------------------------------------

             (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                       Thomas G. Sorell
     The Guardian Variable Contract      The Guardian Variable Contract
     Funds, Inc.                         Funds, Inc.
     7 Hanover Square                    7 Hanover Square
     New York, N.Y. 10004                New York, N.Y. 10004

 -----------------------------------------------------------------------
		(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
 -----------------------------------------------------------------------


		Date of fiscal year end:  December 31
 -----------------------------------------------------------------------

		Date of reporting period: March 31, 2006
 -----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

The Guardian Stock Fund

 Schedule of Investments

March 31, 2006 (Unaudited)

Shares                                             Value
---------------------------------------------------------
Common Stocks - 99.3%
Aerospace and Defense - 4.3%
 226,600     Boeing Co.                    $   17,658,938
 242,000     General Dynamics Corp.            15,483,160
 184,500     United Technologies Corp.         10,695,465

                                               43,837,563

Beverages - 1.3%
 227,900     PepsiCo., Inc.                    13,170,341

Biotechnology - 1.3%
 178,900     Amgen, Inc.*                      13,014,975

Capital Markets - 5.0%
 143,900     Goldman Sachs Group, Inc.         22,586,544
 111,300     Legg Mason, Inc.                  13,949,229
 289,700     Northern Trust Corp.              15,209,250

                                               51,745,023

Chemicals - 0.6%
 121,300     Rohm & Haas Co.                    5,927,931

Commercial Banks - 4.4%
 323,500     Compass Bancshares, Inc.          16,372,335
 367,400     National City Corp.               12,822,260
 572,700     Synovus Financial Corp.           15,514,443

                                               44,709,038

Communications Equipment - 3.2%
1,088,100    Nokia Corp. ADR                   22,545,432
 200,700     QUALCOMM, Inc.                    10,157,427

                                               32,702,859

Computers and Peripherals - 5.7%
 407,200     Apple Computer, Inc.*             25,539,584
 958,800     EMC Corp.*                        13,068,444
 615,800     Hewlett Packard Co.               20,259,820

                                               58,867,848

Consumer Finance - 2.5%
 273,200     American Express Co.              14,356,660
 370,300     AmeriCredit Corp*                 11,379,319

                                               25,735,979

Diversified Financial Services - 1.0%
 220,766     Citigroup, Inc.                   10,426,778

Diversified Telecommunication Services - 3.9%
1,097,936    AT & T, Inc.                      29,688,190
 296,300     BellSouth Corp.                   10,266,795

                                               39,954,985

Electric Utilities - 1.3%
 247,500     Exelon Corp.                      13,092,750

Electrical Equipment - 0.9%
 125,700     Rockwell Automation, Inc.          9,039,087

Electronic Equipment and Instruments - 1.3%
 305,800     Jabil Circuit, Inc.*              13,106,588

Energy Equipment and Services - 1.4%
 178,200     Transocean, Inc.*                 14,309,460


Shares                                             Value
---------------------------------------------------------

Food and Staples Retailing - 1.4%
  94,900     Costco Wholesale Corp.        $    5,139,784
 193,600     Wal-Mart Stores, Inc.              9,145,664

                                               14,285,448

Food Products - 3.1%
 350,300     Dean Foods Co.*                   13,602,149
 354,900     General Mills, Inc.               17,986,332

                                               31,588,481

Health Care Equipment and Supplies - 0.9%
 137,900     Fisher Scientific Int'l., Inc.*    9,384,095

Health Care Providers and Services - 1.9%
 140,200     McKesson Corp.                     7,308,626
 216,700     UnitedHealth Group, Inc.          12,104,862

                                               19,413,488

Hotels, Restaurants and Leisure - 2.2%
 668,500     McDonald's Corp.                  22,969,660

Household Durables - 1.4%
 227,500     KB Home                           14,782,950

Household Products - 3.1%
 228,400     Colgate-Palmolive Co.             13,041,640
 317,100     Procter & Gamble Co.              18,271,302

                                               31,312,942

Independent Power Producers and Energy Traders - 0.5%
 299,300     AES Corp.*                         5,106,058

Industrial Conglomerates - 2.8%
 588,700     General Electric Co.              20,474,986
 291,400     Tyco Int'l. Ltd.                   7,832,832

                                               28,307,818

Information Technology Services - 0.8%
 138,200     Affiliated Computer Svcs., Inc. -  8,245,012

Insurance - 6.3%
 328,000     Allstate Corp.                    17,092,080
 465,600     Aon Corp.                         19,327,056
 274,200     Fidelity National Financial, Inc.  9,742,326
 546,000     Genworth Financial, Inc. - Class A18,252,780

                                               64,414,242

Internet Software and Services - 1.3%
 250,000     eBay, Inc.*                        9,765,000
 125,300     Yahoo! Inc.*                       4,042,178

                                               13,807,178

Machinery - 3.8%
 384,200     Caterpillar, Inc.                 27,589,402
 262,100     Ingersoll-Rand Co. Ltd. - Class A 10,953,159

                                               38,542,561

Media - 3.3%
 870,200     Viacom, Inc. - Class B*           33,763,760

Multiline Retail - 1.5%
 260,700     J.C. Penney Co., Inc.             15,748,887



Shares                                             Value
---------------------------------------------------------

Multi-Utilities - 0.8%
 117,100     Dominion Resources, Inc.      $    8,083,413

Office Electronics - 0.9%
 139,600     Canon, Inc. ADR                    9,220,580

Oil, Gas and Consumable Fuels - 7.1%
 436,500     Chevron Corp.                     25,303,905
 191,400     Cimarex Energy Co.                 8,279,964
 190,500     ConocoPhillips                    12,030,075
 361,500     Noble Energy, Inc.                15,877,080
 125,900     Occidental Petroleum Corp.        11,664,635

                                               73,155,659

Pharmaceuticals - 8.4%
 386,100     Abbott Laboratories               16,397,667
 157,700     AstraZeneca PLC ADR                7,921,271
 136,400     Johnson & Johnson                  8,077,608
1,041,980    Pfizer, Inc.                      25,966,142
 578,400     Wyeth                             28,063,968

                                               86,426,656

Road and Rail - 1.9%
 228,200     Burlington Northern Santa Fe      19,015,906

Software - 2.7%
 205,800     Adobe Systems, Inc.*               7,186,536
 759,300     Microsoft Corp.                   20,660,553

                                               27,847,089

Specialty Retail - 1.1%
 274,200     Home Depot, Inc.                  11,598,660

Thrifts and Mortgage Finance - 1.5%
 244,300     Federal Home Loan Mortgage Corp.  14,902,300

Tobacco - 1.5%
 217,200     Altria Group, Inc.                15,390,792

Wireless Telecommunication Services - 1.0%
 336,700     American Tower Corp.*             10,208,744

             Total Common Stocks            1,017,163,584
             (Cost $917,442,579)


Principal
Amount                                             Value
---------------------------------------------------------

Repurchase Agreement - 0.6%
$6,374,000   State Street Bank and Trust Co
             repurchase agreement,
             dated 3/31/06, maturity
             value $6,376,470 at
             4.65%, due 4/3/2006(1)
             (Cost $6,374,000)             $    6,374,000

Total Investments - 99.9%                   1,023,537,584
(Cost $923,816,579)
Cash, Receivables, and Other
Assets Less Liabilities - 0.1%                  1,193,254

Net Assets - 100%                          $1,024,730,838


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $6,345,000 in U.S. Government Agency 5.25%, due 4/15/07, with a value of $6,503,625. ADR - American Depositary Receipt.
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $    110,591,857
Gross unrealized depreciation .................      (10,870,852)
					          --------------
Net unrealized appreciation ................... $     99,721,005
                                                  ==============
-------------------------------------------------------------------

The Guardian VC 500 Index Fund

Schedule of Investments

March 31, 2006 (Unaudited)

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
Common Stocks - 98.5%
Aerospace and Defense - 2.3%
     15,041   Boeing Co.                           $     1,172,145
      6,596   General Dynamics Corp.                       422,012
      2,074   Goodrich Corp.                                90,447
     15,604   Honeywell Int'l., Inc.                       667,383
      2,900   L-3 Comm. Hldgs., Inc.                       248,791
      7,403   Lockheed Martin Corp.                        556,187
      8,930   Northrop Grumman Corp.                       609,830
      6,852   Raytheon Co.                                 314,096
      2,736   Rockwell Collins, Inc.                       154,174
     18,400   United Technologies Corp.                  1,066,648

                                                         5,301,713

Air Freight and Logistics - 1.0%
      5,794   FedEx Corp.                                  654,374
        930   Ryder Systems, Inc.                           41,645
     21,059   United Parcel Svc., Inc. - Class B         1,671,664

                                                         2,367,683

Airlines - 0.1%
     18,199   Southwest Airlines Co.                       327,400

Auto Components - 0.2%
      1,100   Cooper Tire & Rubber Co.                      15,774
      2,622   Goodyear Tire & Rubber Co.*                   37,966
      4,088   Johnson Controls, Inc.                       310,402

                                                           364,142

Automobiles - 0.3%
     36,944   Ford Motor Co.                               294,074
     11,434   General Motors Corp.                         243,201
      5,221   Harley-Davidson, Inc.                        270,866

                                                           808,141

Beverages - 2.1%
     13,362   Anheuser-Busch Cos., Inc.                    571,493
      2,046   Brown-Forman Corp. - Class B                 157,481
     42,764   Coca-Cola Co.                              1,790,529
      8,124   Coca-Cola Enterprises, Inc.                  165,242
      3,500   Constellation Brands, Inc. -
              Class A*                                      87,675
      1,841   Molson Coors Brewing Co. -
              Class B                                      126,329
      4,264   Pepsi Bottling Group, Inc.                   129,583
     30,171   PepsiCo., Inc.                             1,743,582

                                                         4,771,914

Biotechnology - 1.4%
     23,617   Amgen, Inc.*                               1,718,137
      3,176   Applera Corp.-Applied
              Biosystems Group                              86,197
      6,154   Biogen Idec, Inc.*                           289,853
      3,269   Chiron Corp.*                                149,753
      5,005   Genzyme Corp.*                               336,436
      9,200   Gilead Sciences, Inc.*                       572,424
      3,941   MedImmune, Inc.*                             144,162

                                                         3,296,962

Building Products - 0.2%
      3,957   American Standard Cos., Inc.                 169,597

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      7,420   Masco Corp.                          $       241,076

                                                           410,673

Capital Markets - 3.5%
      4,567   Ameriprise Financial, Inc.                   205,789
     13,570   Bank of New York, Inc.                       489,063
      2,876   Bear Stearns Cos., Inc.                      398,901
     22,577   Charles Schwab Corp.                         388,550
     10,100   E*TRADE Financial Corp.*                     272,498
      1,739   Federated Investors, Inc. -
              Class B                                       67,908
      3,987   Franklin Resources, Inc.                     375,735
      8,702   Goldman Sachs Group, Inc.                  1,365,866
      6,726   Janus Capital Group, Inc.                    155,841
      5,424   Lehman Brothers Hldgs., Inc.                 783,931
      7,285   Mellon Financial Corp.                       259,346
     17,464   Merrill Lynch & Co., Inc.                  1,375,465
     19,283   Morgan Stanley                             1,211,358
      3,863   Northern Trust Corp.                         202,808
      6,370   State Street Corp.                           384,939
      2,158   T. Rowe Price Group, Inc.                    168,777

                                                         8,106,775

Chemicals - 1.5%
      3,869   Air Products & Chemicals, Inc.               259,958
      1,031   Ashland, Inc.                                 73,284
     18,242   Dow Chemical Co.                             740,625
     18,905   E.I. Du Pont de Nemours & Co.                797,980
      1,156   Eastman Chemical Co.                          59,164
      4,704   Ecolab, Inc.                                 179,693
      1,924   Engelhard Corp.                               76,210
      1,633   Hercules, Inc.*                               22,535
      1,417   Int'l. Flavors & Fragrances, Inc.             48,631
      4,507   Monsanto Co.                                 381,968
      2,995   PPG Inds., Inc.                              189,733
      5,483   Praxair, Inc.                                302,388
      3,888   Rohm & Haas Co.                              190,007
      1,351   Sigma-Aldrich                                 88,882
        610   Tronox, Inc. - Class B*                       10,356

                                                         3,421,414

Commercial Banks - 5.7%
      8,364   AmSouth Bancorporation                       226,246
     89,881   Bank of America Corp.                      4,093,181
      9,234   BB&T Corp.                                   361,973
      3,064   Comerica, Inc.                               177,620
      2,100   Compass Bancshares, Inc.                     106,281
     10,354   Fifth Third Bancorp                          407,533
      1,892   First Horizon Nat'l. Corp.                    78,802
      7,298   Huntington Bancshares, Inc.                  176,101
      7,242   KeyCorp                                      266,506
      2,000   M & T Bank Corp.                             228,280
      3,796   Marshall & Ilsley Corp.                      165,430
     11,847   National City Corp.                          413,460
     10,066   North Fork Bancorporation, Inc.              290,203
      6,005   PNC Financial Svcs. Group                    404,196
      7,258   Regions Financial Corp.                      255,264
      7,523   SunTrust Banks, Inc.                         547,373
      5,299   Synovus Financial Corp.                      143,550
     34,097   U.S. Bancorp                               1,039,958

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
     30,647   Wachovia Corp.                       $     1,717,764
     31,455   Wells Fargo & Co.                          2,009,031
      1,372   Zions Bancorporation                         113,506

                                                        13,222,258

Commercial Services and Supplies - 0.7%
      4,913   Allied Waste Inds., Inc.*                     60,135
      2,079   Avery Dennison Corp.                         121,580
     18,985   Cendant Corp.                                329,390
      3,041   Cintas Corp.                                 129,607
      2,150   Equifax, Inc.                                 80,066
      1,670   Monster Worldwide, Inc.*                      83,266
      4,365   Pitney Bowes, Inc.                           187,389
      4,695   R.R. Donnelley & Sons Co.                    153,620
      2,619   Robert Half Int'l., Inc.                     101,120
     11,422   Waste Management, Inc.                       403,197

                                                         1,649,370

Communications Equipment - 2.9%
      1,701   ADC Telecomm., Inc.*                          43,529
      3,629   Andrew Corp.*                                 44,564
      6,957   Avaya, Inc.*                                  78,614
     15,078   CIENA Corp.*                                  78,556
    120,263   Cisco Systems, Inc.*                       2,606,099
      2,797   Comverse Technology, Inc.*                    65,813
     30,763   Corning, Inc.*                               827,832
     27,463   JDS Uniphase Corp.*                          114,521
     72,571   Lucent Technologies, Inc.*                   221,342
     46,405   Motorola, Inc.                             1,063,139
     30,568   QUALCOMM, Inc.                             1,547,046
      6,153   Tellabs, Inc.*                                97,833

                                                         6,788,888

Computers and Peripherals - 3.6%
     16,633   Apple Computer, Inc.*                      1,043,222
     47,143   Dell, Inc.*                                1,402,976
     45,971   EMC Corp.*                                   626,585
      4,846   Gateway, Inc.*                                10,613
     55,301   Hewlett Packard Co.                        1,819,403
     30,422   Int'l. Business Machines                   2,508,902
      2,204   Lexmark Int'l. Group, Inc. -
              Class A*                                     100,017
      2,932   NCR Corp.*                                   122,528
      6,233   Network Appliance, Inc.*                     224,575
      2,794   QLogic Corp.*                                 54,064
     55,932   Sun Microsystems, Inc.*                      286,931

                                                         8,199,816

Construction and Engineering - 0.1%
      2,106   Fluor Corp.                                  180,695

Construction Materials - 0.1%
      1,518   Vulcan Materials Co.                         131,535

Consumer Finance - 0.8%
     22,837   American Express Co.                       1,200,084
      4,124   Capital One Financial Corp.                  332,065
      7,586   SLM Corp.                                    394,017

                                                         1,926,166

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
Containers and Packaging - 0.2%
      1,698   Ball Corp.                           $        74,423
      2,984   Bemis Co., Inc.                               94,235
      2,370   Pactiv Corp.*                                 58,160
      2,355   Sealed Air Corp.                             136,284
      1,604   Temple-Inland, Inc.                           71,458

                                                           434,560

Distributors - 0.0%
      2,613   Genuine Parts Co.                            114,528

Diversified Consumer Services - 0.1%
      2,958   Apollo Group, Inc. - Class A*                155,324
      6,318   H & R Block, Inc.                            136,785

                                                           292,109

Diversified Financial Services - 3.4%
      4,000   CIT Group, Inc.                              214,080
     95,638   Citigroup, Inc.                            4,516,983
     64,908   J.P. Morgan Chase & Co.                    2,702,769
      4,648   Moody's Corp.                                332,146

                                                         7,765,978

Diversified Telecommunication Services - 2.5%
     82,113   AT & T, Inc.                               2,220,335
     32,063   BellSouth Corp.                            1,110,983
      2,122   CenturyTel, Inc.                              83,013
      4,221   Citizens Comm. Co.                            56,013
     32,677   Qwest Comm. Int'l., Inc.*                    222,203
     58,236   Verizon Comm.                              1,983,518

                                                         5,676,065

Electric Utilities - 1.4%
      3,880   Allegheny Energy, Inc.*                      131,338
      6,474   American Electric Power, Inc.                220,246
      3,156   CiNergy Corp.                                143,314
      6,073   Edison Int'l.                                250,086
      3,852   Entergy Corp.                                265,557
     14,956   Exelon Corp.                                 791,172
      7,451   FirstEnergy Corp.                            364,354
      6,212   FPL Group, Inc.                              249,350
      1,550   Pinnacle West Capital Corp.                   60,605
      5,616   PPL Corp.                                    165,110
      4,078   Progress Energy, Inc.                        179,350
     13,384   Southern Co.                                 438,594

                                                         3,259,076

Electrical Equipment - 0.4%
      2,932   American Power Conversion Corp.               67,758
      1,394   Cooper Inds. Ltd. - Class A                  121,139
      7,195   Emerson Electric Co.                         601,718
      3,531   Rockwell Automation, Inc.                    253,914

                                                         1,044,529

Electronic Equipment and Instruments - 0.3%
      9,869   Agilent Technologies, Inc.*                  370,581
      2,956   Jabil Circuit, Inc.*                         126,694
      2,894   Molex, Inc.                                   96,081
      9,102   Sanmina-SCI Corp.*                            37,318
     24,921   Solectron Corp.*                              99,684
      3,432   Symbol Technologies, Inc.                     36,310

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      1,335   Tektronix, Inc.                      $        47,673

                                                           814,341

Energy Equipment and Services - 1.9%
      7,888   B.J. Svcs. Co.                               272,925
      6,815   Baker Hughes, Inc.                           466,146
      9,595   Halliburton Co.                              700,627
      3,160   Nabors Inds., Inc.*                          226,193
      3,000   National-Oilwell Varco, Inc.*                192,360
      3,207   Noble Corp.                                  260,088
      2,114   Rowan Cos., Inc.                              92,931
     11,479   Schlumberger Ltd.                          1,452,897
      6,670   Transocean, Inc.*                            535,601
      5,600   Weatherford Int'l. Ltd.*                     256,200

                                                         4,455,968

Food and Staples Retailing - 2.4%
      6,087   Albertson's, Inc.                            156,253
      7,957   Costco Wholesale Corp.                       430,951
     17,192   CVS Corp.                                    513,525
     16,796   Kroger Co.*                                  341,967
      7,770   Safeway, Inc.                                195,182
      2,000   Supervalu, Inc.                               61,640
     10,594   Sysco Corp.                                  339,538
     53,782   Wal-Mart Stores, Inc.                      2,540,662
     18,480   Walgreen Co.                                 797,042
      2,600   Whole Foods Market, Inc.                     172,744

                                                         5,549,504

Food Products - 1.1%
     11,388   Archer-Daniels-Midland Co.                   383,206
      7,064   Campbell Soup Co.                            228,874
      8,985   ConAgra Foods, Inc.                          192,818
      6,325   General Mills, Inc.                          320,551
      5,712   H.J. Heinz Co.                               216,599
      5,575   Hershey Co.                                  291,182
      6,792   Kellogg Co.                                  299,120
      2,128   McCormick & Co., Inc.                         72,054
     12,896   Sara Lee Corp.                               230,580
      4,500   Tyson Foods, Inc. - Class A                   61,830
      4,322   W.M. Wrigley Jr. Co.                         276,608

                                                         2,573,422

Gas Utilities - 0.0%
        938   NICOR, Inc.                                   37,107
        605   Peoples Energy Corp.                          21,562

                                                            58,669

Health Care Equipment and Supplies - 2.0%
        806   Bausch & Lomb, Inc.                           51,342
     12,386   Baxter Int'l., Inc.                          480,701
      4,439   Becton Dickinson & Co., Inc.                 273,353
      3,938   Biomet, Inc.                                 139,878
     15,375   Boston Scientific Corp.*                     354,394
      1,891   C.R. Bard, Inc.                              128,229
      1,900   Fisher Scientific Int'l., Inc.*              129,295
      6,515   Guidant Corp.                                508,561
      2,597   Hospira, Inc.*                               102,478
     22,240   Medtronic, Inc.                            1,128,680
        723   Millipore Corp.*                              52,822

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      1,870   PerkinElmer, Inc.                    $        43,889
      6,290   St. Jude Medical, Inc.*                      257,890
      8,212   Stryker Corp.                                364,120
      2,490   Thermo Electron Corp.*                        92,354
      1,962   Waters Corp.*                                 84,660
      5,170   Zimmer Hldgs., Inc.*                         349,492

                                                         4,542,138

Health Care Providers and Services - 3.0%
     10,492   Aetna, Inc.                                  515,577
      4,226   AmerisourceBergen Corp.                      203,989
      8,368   Cardinal Health, Inc.                        623,583
      8,800   Caremark Rx, Inc.*                           432,784
      2,296   Cigna Corp.                                  299,903
      3,150   Coventry Health Care, Inc.*                  170,037
      3,538   Express Scripts, Inc.*                       310,990
      8,330   HCA, Inc.                                    381,431
      4,134   Health Management Assoc., Inc. -
              Class A                                       89,170
      3,135   Humana, Inc.*                                165,058
      4,244   IMS Health, Inc.                             109,368
      2,400   Laboratory Corp. of America*                 140,352
      1,471   Manor Care, Inc.                              65,239
      5,159   McKesson Corp.                               268,939
      6,534   Medco Health Solutions, Inc.*                373,875
      2,100   Patterson Cos., Inc.*                         73,920
      3,696   Quest Diagnostics, Inc.                      189,605
      7,310   Tenet Healthcare Corp.*                       53,948
     26,200   UnitedHealth Group, Inc.                   1,463,532
     12,606   WellPoint, Inc.*                             976,083

                                                         6,907,383

Hotels, Restaurants and Leisure - 1.5%
     10,827   Carnival Corp.                               512,875
      2,562   Darden Restaurants, Inc.                     105,119
      3,771   Harrah's Entertainment, Inc.                 293,987
      5,624   Hilton Hotels Corp.                          143,187
      5,884   Int'l. Game Technology                       207,234
      3,616   Marriott Int'l., Inc. - Class A              248,058
     21,961   McDonald's Corp.                             754,580
     15,064   Starbucks Corp.*                             567,009
      4,298   Starwood Hotels & Resorts
              Worldwide, Inc.                              291,103
      1,730   Wendy's Int'l., Inc.                         107,364
      5,173   Yum! Brands, Inc.                            252,753

                                                         3,483,269

Household Durables - 0.7%
      1,205   Black & Decker Corp.                         104,703
      2,442   Centex Corp.                                 151,380
      5,000   D.R. Horton, Inc.                            166,100
      2,245   Fortune Brands, Inc.                         181,014
      1,300   Harman Int'l. Inds., Inc.                    144,469
      1,490   KB Home                                       96,820
      2,928   Leggett & Platt, Inc.                         71,355
      1,900   Lennar Corp. -  Class A                      114,722
      1,166   Maytag Corp.                                  24,871
      5,096   Newell Rubbermaid, Inc.                      128,368
      4,860   Pulte Homes, Inc.                            186,721
        873   Snap-On, Inc.                                 33,279

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      1,281   Stanley Works                        $        64,896
      1,020   Whirlpool Corp.                               93,299

                                                         1,561,997

Household Products - 2.1%
      3,445   Clorox Co.                                   206,183
      9,118   Colgate-Palmolive Co.                        520,638
      8,429   Kimberly-Clark Corp.                         487,196
     63,162   Procter & Gamble Co.                       3,639,395

                                                         4,853,412

Independent Power Producers and Energy Traders - 0.6%
     13,081   AES Corp.*                                   223,162
      3,844   Constellation Energy Group, Inc.             210,305
     16,879   Duke Energy Corp.                            492,023
      5,523   Dynegy, Inc. - Class A*                       26,510
      8,760   TXU Corp.                                    392,098

                                                         1,344,098

Industrial Conglomerates - 4.0%
     13,794   3M Co.                                     1,044,068
    198,351   General Electric Co.                       6,898,648
      2,366   Textron, Inc.                                220,961
     38,378   Tyco Int'l. Ltd.                           1,031,600

                                                         9,195,277

Information Technology Services - 1.0%
      2,300   Affiliated Computer Svcs., Inc. -
              Class A*                                     137,218
      9,913   Automatic Data Processing, Inc.              452,826
      3,266   Computer Sciences Corp.*                     181,426
      2,590   Convergys Corp.*                              47,164
      8,214   Electronic Data Systems Corp.                220,382
     15,929   First Data Corp.                             745,796
      3,775   Fiserv, Inc.*                                160,626
      7,597   Paychex, Inc.                                316,491
      2,167   Sabre Hldgs. Corp. - Class A                  50,990
      4,833   Unisys Corp.*                                 33,299

                                                         2,346,218

Insurance - 4.7%
      6,224   ACE Ltd.                                     323,710
      8,897   AFLAC, Inc.                                  401,522
     11,699   Allstate Corp.                               609,635
      2,084   Ambac Financial Group, Inc.                  165,886
     50,203   American Int'l. Group, Inc.                3,317,916
      5,608   Aon Corp.                                    232,788
      3,968   Chubb Corp.                                  378,706
      4,875   Cincinnati Financial Corp.                   205,091
      6,000   Genworth Financial, Inc. - Class A           200,580
      5,690   Hartford Financial Svcs. Group, Inc.         458,330
      4,110   Jefferson-Pilot Corp.                        229,913
      2,755   Lincoln Nat'l. Corp.                         150,396
      3,221   Loews Corp.                                  325,965
      9,751   Marsh & McLennan Cos., Inc.                  286,289
      2,700   MBIA, Inc.                                   162,351
     15,772   MetLife, Inc.                                762,892
      5,188   Principal Financial Group, Inc.              253,174
      3,556   Progressive Corp.                            370,749

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      9,477   Prudential Financial, Inc.           $       718,451
      2,047   SAFECO Corp.                                 102,780
     13,898   St. Paul Travelers Cos., Inc.                580,798
      1,782   Torchmark Corp.                              101,752
      9,310   UnumProvident Corp.                          190,669
      3,956   XL Capital Ltd. - Class A                    253,619

                                                        10,783,962

Internet and Catalog Retail - 0.1%
      5,800   Amazon.com, Inc*                             211,758

Internet Software and Services - 1.4%
     22,834   eBay, Inc.*                                  891,896
      3,700   Google, Inc. - Class A*                    1,443,000
      4,100   VeriSign, Inc.*                               98,359
     24,076   Yahoo! Inc.*                                 776,692

                                                         3,209,947

Leisure Equipment and Products - 0.1%
      1,348   Brunswick Corp.                               52,383
      4,363   Eastman Kodak Co.                            124,084
      2,589   Hasbro, Inc.                                  54,628
      6,533   Mattel, Inc.                                 118,443

                                                           349,538

Machinery - 1.6%
     12,694   Caterpillar, Inc.                            911,556
        618   Cummins, Inc.                                 64,952
      5,066   Danaher Corp.                                321,944
      3,966   Deere & Co.                                  313,512
      7,032   Dover Corp.                                  341,474
      2,646   Eaton Corp.                                  193,079
      5,704   Illinois Tool Works, Inc.                    549,352
      5,794   Ingersoll-Rand Co. Ltd. -
              Class A                                      242,131
      4,742   ITT Inds., Inc.                              266,595
      1,251   Navistar Int'l. Corp.*                        34,503
      3,049   PACCAR, Inc.                                 214,894
      2,232   Pall Corp.                                    69,616
      1,765   Parker-Hannifin Corp.                        142,277

                                                         3,665,885

Media - 3.2%
     15,737   CBS Corp. - Class B                          377,373
      9,954   Clear Channel Comm., Inc.                    288,765
     39,788   Comcast Corp. - Class A*                   1,040,854
      1,257   Dow Jones & Co., Inc.                         49,400
      5,313   Gannett Co., Inc.                            318,355
      7,803   Interpublic Group Cos., Inc.*                 74,597
      1,544   Knight-Ridder, Inc.                           97,596
      1,244   Live Nation, Inc.*                            24,681
      6,524   McGraw-Hill Cos., Inc.                       375,913
        742   Meredith Corp.                                41,396
      3,273   New York Times Co. - Class A                  82,840
     44,800   News Corp. - Class A                         744,128
      3,111   Omnicom Group, Inc.                          258,991
      1,600   Scripps E.W. Co. - Class A                    71,536
     86,724   Time Warner, Inc.                          1,456,096
      6,418   Tribune Co.                                  176,046
      5,466   Univision Comm., Inc. -
              Class A*                                     188,413
     15,737   Viacom, Inc. - Class B*                      610,596

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
     37,816   Walt Disney Co.                      $     1,054,688

                                                         7,332,264

Metals and Mining - 0.9%
     16,825   Alcoa, Inc.                                  514,172
      1,206   Allegheny Technologies, Inc.                  73,783
      3,191   Freeport-McMoran Copper &
              Gold, Inc. - Class B                         190,726
      8,404   Newmont Mining Corp.                         436,084
      2,961   Nucor Corp.                                  310,283
      4,496   Phelps Dodge Corp.                           362,063
      2,788   United States Steel Corp.                    169,176

                                                         2,056,287

Multiline Retail - 1.1%
      1,734   Big Lots, Inc.*                               24,207
      1,262   Dillards, Inc. - Class A                      32,863
      6,584   Dollar General Corp.                         116,339
      2,592   Family Dollar Stores, Inc.                    68,947
      4,697   Federated Department Stores, Inc.            342,881
      5,398   J.C. Penney Co., Inc.                        326,093
      5,713   Kohl's Corp.*                                302,846
      4,040   Nordstrom, Inc.                              158,287
      1,811   Sears Hldgs. Corp.*                          239,487
     17,546   Target Corp.                                 912,567

                                                         2,524,517

Multi-Utilities - 1.0%
      2,715   Ameren Corp.                                 135,261
      4,548   CenterPoint Energy, Inc.                      54,258
      7,452   CMS Energy Corp.*                             96,503
      3,764   Consolidated Edison, Inc.                    163,734
      6,657   Dominion Resources, Inc.                     459,533
      4,105   DTE Energy Co.                               164,569
      4,794   KeySpan Corp.                                195,931
      4,793   NiSource, Inc.                                96,915
      6,780   PG&E Corp.                                   263,742
      5,184   Public Svc. Enterprise Group, Inc.           331,983
      3,894   Sempra Energy                                180,915
      2,588   TECO Energy, Inc.                             41,719
      5,953   Xcel Energy, Inc.                            108,047

                                                         2,293,110

Office Electronics - 0.1%
     20,891   Xerox Corp.*                                 317,543

Oil, Gas and Consumable Fuels - 7.7%
      1,807   Amerada Hess Corp.                           257,317
      4,593   Anadarko Petroleum Corp.                     463,939
      7,096   Apache Corp.                                 464,859
      6,900   Burlington Resources, Inc.                   634,179
      6,700   Chesapeake Energy Corp.                      210,447
     42,819   Chevron Corp.                              2,482,217
     26,558   ConocoPhillips                             1,677,138
      8,698   Devon Energy Corp.                           532,057
     10,590   El Paso Corp.                                127,609
      4,845   EOG Resources, Inc.                          348,840
    117,802   Exxon Mobil Corp.                          7,169,430
      3,023   Kerr-McGee Corp.                             288,636
      2,245   Kinder Morgan, Inc.                          206,517
      6,748   Marathon Oil Corp.                           513,995

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      3,000   Murphy Oil Corp.                     $       149,460
      8,729   Occidental Petroleum Corp.                   808,742
      2,532   Sunoco, Inc.                                 196,407
     12,700   Valero Energy Corp.                          759,206
     10,715   Williams Cos., Inc.                          229,194
      6,133   XTO Energy, Inc.                             267,215

                                                        17,787,404

Paper and Forest Products - 0.4%
      9,605   Int'l. Paper Co.                             332,045
      1,564   Louisiana-Pacific Corp.                       42,541
      2,990   MeadWestvaco Corp.                            81,657
      5,010   Weyerhaeuser Co.                             362,874

                                                           819,117

Personal Products - 0.2%
      1,303   Alberto-Culver Co.                            57,632
      7,896   Avon Products, Inc.                          246,118
      2,300   Estee Lauder Cos., Inc. - Class A             85,537

                                                           389,287

Pharmaceuticals - 6.4%
     30,289   Abbott Laboratories                        1,286,374
      2,863   Allergan, Inc.                               310,635
      2,000   Barr Pharmaceuticals, Inc.*                  125,960
     38,537   Bristol-Myers Squibb Corp.                   948,396
     20,739   Eli Lilly & Co.                            1,146,867
      7,079   Forest Laboratories, Inc.*                   315,936
     60,954   Johnson & Johnson                          3,609,696
      3,645   King Pharmaceuticals, Inc.*                   62,876
     42,958   Merck & Co., Inc.                          1,513,410
      4,500   Mylan Laboratories, Inc.                     105,300
    142,103   Pfizer, Inc.                               3,541,207
     25,720   Schering-Plough Corp.                        488,423
      1,956   Watson Pharmaceuticals, Inc.*                 56,215
     25,069   Wyeth                                      1,216,348

                                                        14,727,643

Real Estate - 0.8%
      3,463   Apartment Investment &
              Management Co. - Class A                     162,415
      3,300   Archstone-Smith Trust                        160,941
      8,963   Equity Office Pptys. Trust                   300,977
      5,321   Equity Residential                           248,970
      3,362   Plum Creek Timber Co., Inc.                  124,159
      5,292   ProLogis                                     283,122
      1,500   Public Storage, Inc.                         121,845
      4,402   Simon Ppty. Group, Inc.                      370,384
      1,600   Vornado Realty Trust                         153,600

                                                         1,926,413

Road and Rail - 0.8%
      7,561   Burlington Northern Santa Fe                 630,058
      4,484   CSX Corp.                                    268,143
      8,129   Norfolk Southern Corp.                       439,535
      5,442   Union Pacific Corp.                          508,011

                                                         1,845,747

Semiconductors and Semiconductor Equipment - 2.8%
      9,502   Advanced Micro Devices, Inc.*                315,086
      6,790   Altera Corp.*                                140,146

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      6,027   Analog Devices, Inc.                 $       230,774
     29,509   Applied Materials, Inc.                      516,702
      4,503   Applied Micro Circuits Corp.*                 18,327
      9,144   Broadcom Corp. - Class A*                    394,655
      8,971   Freescale Semiconductor,
              Inc. - Class B*                              249,125
    112,153   Intel Corp.                                2,170,160
      3,328   KLA-Tencor Corp.                             160,942
      5,347   Linear Technology Corp.                      187,573
      9,161   LSI Logic Corp.*                             105,901
      5,529   Maxim Integrated Products, Inc.              205,402
     10,828   Micron Technology, Inc.*                     159,388
      6,658   National Semiconductor Corp.                 185,359
      2,370   Novellus Systems, Inc.*                       56,880
      3,287   NVIDIA Corp.*                                188,214
      3,328   PMC-Sierra, Inc.*                             40,901
      3,377   Teradyne, Inc.*                               52,377
     31,480   Texas Instruments, Inc.                    1,022,156
      5,730   Xilinx, Inc.                                 145,886

                                                         6,545,954

Software - 3.5%
     11,654   Adobe Systems, Inc.*                         406,958
      4,116   Autodesk, Inc.*                              158,548
      3,606   BMC Software, Inc.*                           78,106
      9,555   CA, Inc.                                     259,991
      2,616   Citrix Systems, Inc.*                         99,146
      5,622   Compuware Corp.*                              44,020
      6,400   Electronic Arts, Inc.*                       350,208
      3,165   Intuit, Inc.*                                168,346
    186,465   Microsoft Corp.                            5,073,713
      7,029   Novell, Inc.*                                 53,983
     75,811   Oracle Corp.*                              1,037,853
      1,562   Parametric Technology Corp.*                  25,507
     21,273   Symantec Corp.*                              358,025

                                                         8,114,404

Specialty Retail - 2.3%
      4,700   AutoNation, Inc.*                            101,285
      1,474   AutoZone, Inc.*                              146,943
      5,064   Bed, Bath & Beyond, Inc.*                    194,458
      8,740   Best Buy Co., Inc.                           488,828
      3,140   Circuit City Stores, Inc.                     76,867
     14,914   Gap, Inc.                                    278,593
     40,030   Home Depot, Inc.                           1,693,269
      9,195   Limited Brands                               224,910
     15,184   Lowe's Cos., Inc.                            978,457
      6,624   Office Depot, Inc.*                          246,678
      2,141   OfficeMax, Inc.                               64,594
      2,565   RadioShack Corp.                              49,325
      2,251   Sherwin-Williams Co.                         111,289
     11,790   Staples, Inc.                                300,881
      2,179   Tiffany & Co.                                 81,800
      8,072   TJX Cos., Inc.                               200,347

                                                         5,238,524

Textiles, Apparel and Luxury Goods - 0.4%
      6,400   Coach, Inc.*                                 221,312
      1,927   Jones Apparel Group, Inc.                     68,158

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      1,595   Liz Claiborne, Inc.                  $        65,363
      4,408   NIKE, Inc. - Class B                         375,121
      1,636   V.F. Corp.                                    93,088

                                                           823,042

Thrifts and Mortgage Finance - 1.6%
     12,410   Countrywide Financial Corp.                  455,447
     13,087   Federal Home Loan Mortgage Corp.             798,307
     19,513   Federal National Mortgage Assn.            1,002,968
      5,106   Golden West Financial Corp.                  346,697
      1,536   MGIC Investment Corp.                        102,344
      9,300   Sovereign Bancorp, Inc.                      203,763
     18,321   Washington Mutual, Inc.                      780,841

                                                         3,690,367

Tobacco - 1.4%
     40,095   Altria Group, Inc.                         2,841,132
      2,339   Reynolds American, Inc.                      246,764
      2,531   UST, Inc.                                    105,290

                                                         3,193,186

Trading Companies and Distributors - 0.1%
      2,192   W.W. Grainger, Inc.                          165,167

Wireless Telecommunication Services - 0.8%
      6,702   ALLTEL Corp.                                 433,955
     54,817   Sprint Nextel Corp.                        1,416,471

                                                         1,850,426

              Total Common Stocks                      227,409,578
              (Cost $188,853,635)

Principal                                                   Value
Amount
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
U.S. Government Security - 0.2%
U.S. Treasury Bill - 0.2%
   $350,000   U.S. Treasury Bill                   $       346,730
              4.485% due 6/15/2006(1)
              (Cost $346,730)

Repurchase Agreement - 1.8%
 $4,224,000   State Street Bank and Trust Co.      $     4,224,000
              repurchase agreement,
              dated 3/31/2006, maturity
              value $4,225,637 at
              4.65%, due 4/3/2006(2)
              (Cost $4,224,000)

Total Investments - 100.5%                             231,980,308
(Cost $193,424,365)
Liabilities in Excess of Cash,
Receivables and Other Assets - (0.5)%                  (1,200,480)

Net Assets - 100%                                  $   230,779,828

*  Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is fully collateralized by $4,410,000 in U.S. Government Agency 4.125%, due 5/15/2010, with a value of $4,310,775.

- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
                                                       Unrealized
Contracts     Description                 Expiration   Appreciation
Purchased Futures Contracts
     9        S & P 500 Index             06/2006  $        30,442
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     56,624,088
Gross unrealized depreciation .................      (18,068,145)
					          --------------
Net unrealized appreciation ................... $     38,555,943
                                                  ==============
-------------------------------------------------------------------

The Guardian VC Asset Allocation Fund

Schedule of Investments

March 31, 2006 (Unaudited)

Shares                                                       Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
Mutual Fund - 68.9%
Equity - 68.9%
  3,433,665   The Guardian VC 500 Index Fund*(1)    $    32,619,818
              (Cost $31,108,219)

Principal                                                    Value
Amount
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
U.S. Government Security - 1.6%
U.S. Treasury Bill - 1.6%
   $750,000   U.S. Treasury Bill                    $       748,318
              4.25% due 4/20/2006(2)
              (Cost $748,318)

Repurchase Agreements - 29.6%
 $7,000,000   Lehman Brothers                       $     7,000,000
              repurchase agreement,
              dated 3/31/2006, maturity
              value $7,002,742 at
              4.70%, due 4/3/2006(3)
  7,032,000   State Street Bank and Trust Co.             7,032,000
              repurchase agreement,
              dated 3/31/2006, maturity
              value $7,034,725 at
              4.65%, due 4/3/2006(4)

              Total Repurchase Agreements                14,032,000
              (Cost $14,032,000)

Total Investments - 100.1%                               47,400,136
(Cost $45,888,537)
Liabilities in Excess of Cash,
Receivables and Other Assets - (0.1)%                      (29,746)

Net Assets - 100%                                   $    47,370,390


*  The Guardian VC 500 Index Fund schedule of investments is included herein.
(1) Affiliated issuer, as defined under the Investment Company Act of 1940, which includes issuers in which the Fund held 5% or more of the outstanding voting securities.
(2) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3) The repurchase agreement is fully collateralized by $6,985,000 in U.S. Government Agency 4.00%, due 4/25/2007, with a value of $7,017,500.
(4) The repurchase agreement is fully collateralized by $7,255,000 in U.S. Government Agency 3.50%, due 11/15/2007, with a value of $7,173,381.

- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
                                                        Unrealized
Contracts     Description                 Expiration    Appreciation
Purchased Futures Contracts
    15        S & P 500 Index              06/2006  $        50,737
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $      1,511,599
Gross unrealized depreciation .................              -
					          --------------
Net unrealized appreciation ................... $      1,511,599
                                                  ==============
-------------------------------------------------------------------

------------------------------------------------------------------------------

Investment in Affiliates (1)

       A summary of GVCAAF transactions in affiliated securities during the three months ended March 31, 2006 is set forth below:

                        Balance of        Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and       March 31,
    Name of Issuer            2005    Additions    Reductions          2006
-----------------------    -------------------------------------------------
The Guardian VC 500
Index Fund                3,433,665           -             -     3,433,665

                                      Dividends Net Realized            Net
                             Value     Included   Gains from       Realized
                          March 31, In Dividend   Underlying           Gain
    Name of Issuer            2006       Income        Funds       on Sales
-----------------------    -------------------------------------------------
The Guardian VC 500
Index Fund             $32,619,818     $      -       $    -        $     -

----------------------------------------------------------------------

The Guardian VC High Yield Bond Fund

 Schedule of Investments

March 31, 2006 (Unaudited)

                                             Rating
Principal                                   Moody's/         Value
Amount                                        S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
Corporate Bonds - 85.5%
Aerospace and Defense - 1.9%
                 Comm. & Power Inds., Inc.
$       499,000  Sr. Sub. Nt.                B3/B-   $      508,980
                 8.00% due 2/1/2012
                 DRS Technologies, Inc.
        272,000  Sr. Sub. Nt.                 B3/B          280,160
                 7.625% due 2/1/2018
                   L-3 Comms. Corp.
        290,000  Sr. Sub. Nt.               Ba3/BB+         282,750
                 6.125% due 7/15/2013
        150,000  Sr. Sub. Nt.               Ba3/BB+         147,750
                 6.375% due 10/15/2015

                                                          1,219,640

Automotive - 7.3%
                   Ford Motor Credit Co.
        975,000  Nt.                        Ba2/BB-         872,046
                 7.00% due 10/1/2013
      1,020,000  Sr. Nt.                    Ba2/BB-         929,456
                 7.25% due 10/25/2011
                 General Motors Acceptance Corp.
      2,455,000  Nt.                         Ba1/BB       2,210,003
                 6.75% due 12/1/2014
                 Keystone Automotive Operations
        580,000  Sr. Sub. Nt.               Caa1/B-         507,500
                 9.75% due 11/1/2013
                 United Components, Inc.
        280,000  Sr. Sub. Nt.                 B3/B          270,200
                 9.375% due 6/15/2013

                                                          4,789,205

Building Materials - 1.3%
                 Norcraft Cos. Fin.
        375,000  Sr. Sub. Nt.                B3/B-          390,000
                 9.00% due 11/1/2011
                 Texas Industries, Inc.
        430,000  Sr. Nt.                    Ba3/BB-         442,900
                 7.25% due 7/15/2013

                                                            832,900

Chemicals - 3.1%
                 Equistar Chemicals LP
        845,000  Sr. Nt.                     B2/BB-         897,812
                 10.125% due 9/1/2008
                 Koppers, Inc.
        298,000  Sr. Nt.                      B1/B          326,310
                 9.875% due 10/15/2013
                 Lyondell Chemical Co.
        278,000  Sr. Sub. Nt.                 B3/B          282,170
                 10.875% due 5/1/2009
                 Nell AF SARL
        525,000  Sr. Nt.+                    B2/B-          521,063
                 8.375% due 8/15/2015

                                                          2,027,355

Construction Machinery - 2.3%
                 Nationsrent, Inc.
        300,000  Sr. Sub. Nt.               Caa1/B-         324,000
                 9.50% due 5/1/2015
                                             Rating
Principal                                   Moody's/         Value
Amount                                        S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
                 NMHG Hldg. Co.
$        80,000  Sr. Nt.                     B3/B+   $       84,000
                 10.00% due 5/15/2009
                   Terex Corp.
        155,000  Sr. Sub. Nt.                Caa1/B         164,881
                 9.25% due 7/15/2011
        255,000  Sr. Sub. Nt. Ser. B         Caa1/B         269,025
                 10.375% due 4/1/2011
                 United Rentals NA, Inc.
        672,000  Sr. Sub. Nt.                Caa1/B         672,000
                 7.75% due 11/15/2013

                                                          1,513,906

Consumer Products - 2.2%
                 Bombardier Recreational Products
        214,000  Sr. Sub. Nt.                 B3/B          225,770
                 8.375% due 12/15/2013
                 Elizabeth Arden, Inc.
        555,000  Sr. Sub. Nt.                B2/B-          568,875
                 7.75% due 1/15/2014
                 Jafra Cosmetics
        387,000  Sr. Sub. Nt.                B3/B-          421,346
                 10.75% due 5/15/2011
                 Riddell Bell Hldgs., Inc.
        252,000  Sr. Sub. Nt.                B3/B-          253,890
                 8.375% due 10/1/2012

                                                          1,469,881

Electric - 11.6%
                 Allegheny Energy Supply
      1,110,000  Nt.                        Ba3/BB-       1,180,763
                 7.80% due 3/15/2011
                 Edison Mission Energy
        280,000  Sr. Nt.                     B1/B+          316,400
                 9.875% due 4/15/2011
                 Mission Energy Hldg.
      1,395,000  Sr. Sec. Nt.               B2/CCC+       1,600,762
                 13.50% due 7/15/2008
                   Nevada Power Co.
        368,000  Mtg. Nt. Ser. L             Ba1/BB         361,125
                 5.875% due 1/15/2015
        255,000  Mtg. Nt. Ser. N+            Ba1/BB         253,618
                 6.65% due 4/1/2036
                 NRG Energy, Inc.
        425,000  Sr. Nt.                     B1/B-          434,031
                 7.375% due 2/1/2016
                 Sierra Pacific Resources
      1,120,000  Sr. Nt.                     B1/B-        1,215,676
                 8.625% due 3/15/2014
                   TECO Energy, Inc.
        145,000  Sr. Nt.                     Ba2/BB         148,988
                 6.75% due 5/1/2015
        840,000  Nt.                         Ba2/BB         868,350
                 7.00% due 5/1/2012
                 TXU Corp.
        425,000  Sr. Nt. Ser. P             Ba1/BB+         397,543
                 5.55% due 11/15/2014
                 UtiliCorp United, Inc.
        840,000  Sr. Nt.                     B2/B-          867,300
                 7.75% due 6/15/2011

                                                          7,644,556

                                             Rating
Principal                                   Moody's/         Value
Amount                                        S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
Energy - 4.3%
                 Chaparral Energy, Inc.
$       170,000  Sr. Nt.+                     B3/B   $      176,800
                 8.50% due 12/1/2015
                   Chesapeake Energy Corp.
        228,000  Sr. Nt.                     Ba2/BB         224,295
                 6.375% due 6/15/2015
        294,000  Sr. Nt.                     Ba2/BB         293,265
                 6.625% due 1/15/2016
                 Compton Petroleum Finance Corp.
        230,000  Sr. Nt.+                     B2/B          230,000
                 7.625% due 12/1/2013
                 Dresser, Inc.
        333,000  Sr. Nt.                     B2/B-          348,817
                 9.375% due 4/15/2011
                 Encore Acquisition Co.
        450,000  Sr. Sub. Nt.                 B2/B          451,125
                 7.25% due 12/1/2017
                 Hanover Compressor Co.
         85,000  Sr. Nt.                      B3/B           85,000
                 7.50% due 4/15/2013
                 Newpark Resources, Inc.
        300,000  Sr. Sub. Nt. Ser. B          B2/B          300,000
                 8.625% due 12/15/2007
                 Pride Int'l., Inc.
        168,000  Sr. Nt.                    Ba2/BB-         176,400
                 7.375% due 7/15/2014
                 Western Oil Sands, Inc.
        222,000  Sr. Sec. Nt.               Ba2/BB+         246,420
                 8.375% due 5/1/2012
                 Whiting Peteroleum Corp.
        300,000  Sr. Sub. Nt.                B2/B-          297,000
                 7.00% due 2/1/2014

                                                          2,829,122

Entertainment - 0.5%
                 Intrawest Corp.
        295,000  Sr. Nt.                     B1/B+          299,056
                 7.50% due 10/15/2013

Environmental - 0.4%
                 Allied Waste NA, Inc.
        250,000  Sr. Nt.                     B2/BB-         260,938
                 7.875% due 4/15/2013

Food and Beverage - 2.6%
                 American Seafood Group LLC
        320,000  Sr. Sub. Nt.                B3/B-          336,202
                 10.125% due 4/15/2010
                 ASG Consolidated LLC
        420,000  Sr. Disc. Nt.(1)           Caa1/B-         344,400
                 0/11.50% due 11/1/2011
                 Del Monte Corp.
        441,000  Sr. Nt.                      B2/B          429,975
                 6.75% due 2/15/2015
                 Michael Foods, Inc.
        580,000  Sr. Sub. Nt.                B3/B-          590,875
                 8.00% due 11/15/2013

                                                          1,701,452

Gaming - 3.0%
                   Boyd Gaming Corp.
                                             Rating
Principal                                   Moody's/         Value
Amount                                        S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
$       510,000  Sr. Sub. Nt.                B1/B+   $      508,725
                 6.75% due 4/15/2014
        340,000  Sr. Sub. Nt.                B1/B+          344,675
                 7.125% due 2/1/2016
                   MGM MIRAGE, Inc.
        425,000  Sr. Nt.                     Ba2/BB         418,094
                 6.625% due 7/15/2015
        340,000  Sr. Nt.                     Ba2/BB         363,800
                 8.50% due 9/15/2010
                 Station Casinos
        340,000  Sr. Sub. Nt.                Ba3/B+         341,700
                 6.875% due 3/1/2016

                                                          1,976,994

Health Care - 5.5%
                 Accellent, Inc.
        300,000  Sr. Sub.Nt.                Caa1/B-         320,250
                 10.50% due 12/1/2013
                 Coventry Health Care, Inc.
        441,000  Sr. Nt.                    Ba1/BBB-        438,677
                 6.125% due 1/15/2015
                 DaVita, Inc.
        320,000  Sr. Sub. Nt.+                B3/B          321,600
                 7.25% due 3/15/2015
                 Fisher Scientific Int'l., Inc.
        600,000  Sr. Sub. Nt.               Ba2/BB+         585,750
                 6.125% due 7/1/2015
                 Fresenius Medical Care
        310,000  Capital Tr.                 B1/B+          328,600
                 7.875% due 6/15/2011
                   HCA, Inc.
        735,000  Sr. Nt.                    Ba2/BB+         717,391
                 6.30% due 10/1/2012
        340,000  Nt.                        Ba2/BB+         331,247
                 6.50% due 2/15/2016
                 Lifecare Hldgs., Inc.
        300,000  Sr. Sub. Nt.+              Caa1/CCC+       177,000
                 9.25% due 8/15/2013
                 National Nephrology Assocs., Inc.
        368,000  Sr. Sub. Nt.+                B1/B          404,046
                 9.00% due 11/1/2011

                                                          3,624,561

Home Construction - 1.0%
                   K. Hovnanian Enterprises, Inc.
        300,000  Sr. Nt.                     Ba1/BB         271,942
                 6.25% due 1/15/2016
        221,000  Sr. Sub. Nt.                Ba2/B+         216,580
                 7.75% due 5/15/2013
                 Meritage Homes Corp.
        175,000  Sr. Nt.                    Ba2/BB-         154,875
                 6.25% due 3/15/2015

                                                            643,397

Industrial-Other - 0.4%
                 Da Lite Screen Co., Inc.
        167,000  Sr. Nt.                     B2/B-          178,690
                 9.50% due 5/15/2011
                 Stripes Acquisition/Susser Fin.
         85,000  Sr. Nt.+                     B2/B           89,144
                 10.625% due 12/15/2013

                                                            267,834

                                             Rating
Principal                                   Moody's/         Value
Amount                                        S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
Insurance - 0.5%
                 UnumProvident Finance Co.
$       300,000  Sr. Nt.+                   Ba1/BB+  $      304,991
                 6.85% due 11/15/2015

Lodging - 1.0%
                 Host Marriott LP
        675,000  Sr. Nt. Ser. O             Ba2/BB-         664,031
                 6.375% due 3/15/2015

Media-Cable - 3.3%
                 Charter Comm. Hldgs. II
        912,000  Sr. Nt.                    Caa1/CCC-       896,040
                 10.25% due 9/15/2010
                 Charter Comm. Operating LLC
        278,000  Sr. Nt.+                    B2/B-          276,610
                 8.00% due 4/30/2012
                 CSC Hldgs., Inc.
        315,000  Sr. Nt. Ser. B              B2/B+          316,575
                 7.625% due 4/1/2011
                 Insight Comm., Inc.
        368,000  Sr. Disc. Nt.              Caa1/CCC+       391,000
                 12.25% due 2/15/2011
                 Insight Midwest LP
        278,000  Sr. Nt.                      B2/B          292,595
                 10.50% due 11/1/2010

                                                          2,172,820

Media-NonCable - 4.2%
                 Allbritton Comm. Co.
        125,000  Sr. Sub. Nt.                B3/B-          125,625
                 7.75% due 12/15/2012
                 Dex Media East LLC
        269,000  Sr. Sub. Nt.                 B1/B          307,332
                 12.125% due 11/15/2012
                   DirecTV Hldgs. Fin.
        312,000  Sr. Nt.                    Ba2/BB-         308,100
                 6.375% due 6/15/2015
        109,000  Sr. Nt.                    Ba2/BB-         116,358
                 8.375% due 3/15/2013
                 EchoStar DBS Corp.
        530,000  Sr. Nt.                    Ba3/BB-         518,075
                 6.375% due 10/1/2011
                 Houghton Mifflin Co.
        382,000  Sr. Sub. Nt.               Caa1/B-         410,650
                 9.875% due 2/1/2013
                 R.H. Donnelley Corp.
        119,000  Sr. Disc. Nt. Ser.  A-1+    Caa1/B         111,265
                 6.875% due 1/15/2013
                 R.H. Donnelley Fin. Corp I
        285,000  Sr. Sub. Nt.                 B2/B          315,994
                 10.875% due 12/15/2012
                 R.H. Donnelley Fin. Corp. III
        221,000  Sr. Disc. Nt. Ser. A-2+     Caa1/B         206,635
                 6.875% due 1/15/2013
                 Radio One, Inc.
        340,000  Sr. Nt.                      B2/B          323,000
                 6.375% due 2/15/2013

                                                          2,743,034

Metals and Mining - 2.1%
                 Gibraltar Inds., Inc.
        340,000  Sr. Sub. Nt.+               Ba3/B+         343,400
                 8.00% due 12/1/2015
                                             Rating
Principal                                   Moody's/         Value
Amount                                        S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
                 Oregon Steel Mills, Inc.
$       735,000  1st Mtg. Nt.                Ba3/B+  $      779,100
                 10.00% due 7/15/2009
                 Peabody Energy Corp.
        280,000  Sr. Nt. Ser. B             Ba2/BB-         284,200
                 6.875% due 3/15/2013

                                                          1,406,700

Natural Gas-Pipelines - 5.6%
                 Amerigas Partners LP
        340,000  Sr. Nt.                     B1/BB-         338,300
                 7.125% due 5/20/2016
                 Atlas Pipeline Partners
        170,000  Sr. Nt.+                    B1/B+          177,225
                 8.125% due 12/15/2015
                 Colorado Interstate Gas
        600,000  Sr. Nt.+                     B1/B          610,432
                 6.80% due 11/15/2015
                 El Paso Natural Gas
        600,000  Sr. Nt. Ser. A               B1/B          625,500
                 7.625% due 8/1/2010
                 Holly Energy Partners LP
        295,000  Sr. Nt.                     Ba3/B+         278,775
                 6.25% due 3/1/2015
                 Northwest Pipeline Corp.
        126,000  Sr. Nt.                     Ba2/B+         132,930
                 8.125% due 3/1/2010
                 Southern Natural Gas Co.
        377,000  Nt.                          B1/B          387,794
                 7.35% due 2/15/2031
                 Transcontinental Gas Pipeline Corp.
         75,000  Nt. Ser. B                  Ba2/B+          77,625
                 7.00% due 8/15/2011
                 Williams Cos., Inc.
        975,000  Sr. Nt.                     B1/B+        1,033,500
                 7.75% due 6/15/2031

                                                          3,662,081

Non Sovereign - 1.1%
                 Gazprom OAO
        600,000  Nt.+                        NR/BB+         709,500
                 9.625% due 3/1/2013

Noncaptive Consumer - 1.7%
                 Dollar Financial Group, Inc.
        416,000  Sr. Nt.                     B3/B+          436,800
                 9.75% due 11/15/2011
                   Residential Capital Corp.
        340,000  Sr. Nt.                    Baa3/BBB-       340,545
                 6.125% due 11/21/2008
        340,000  Sr. Nt.                    Baa3/BBB-       342,523
                 6.375% due 6/30/2010

                                                          1,119,868

Packaging - 1.9%
                 Crown Americas
        600,000  Sr. Nt.+                     B1/B          622,500
                 7.75% due 11/15/2015
                   Owens-Brockway Glass
                   Container
        306,000  Sr. Sec. Nt.                B1/BB-         319,005
                 7.75% due 5/15/2011
                                             Rating
Principal                                   Moody's/         Value
Amount                                        S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
$       282,000  Sr. Sec. Nt.                B1/BB-  $      293,632
                 8.875% due 2/15/2009

                                                          1,235,137

Paper and Forest Products - 3.9%
                 Abitibi-Consolidated, Inc.
        680,000  Sr. Nt.                     B1/B+          584,800
                 6.00% due 6/20/2013
                 Caraustar Inds., Inc.
        340,000  Nt.                         B2/B+          324,700
                 7.375% due 6/1/2009
                 Domtar, Inc.
        170,000  Nt.                         B1/B+          161,075
                 7.875% due 10/15/2011
                 Graphic Packaging Int'l., Inc.
        764,000  Sr. Sub. Nt.                B3/B-          714,340
                 9.50% due 8/15/2013
                 Jefferson Smurfit Corp.
        680,000  Sr. Nt.                    B2/CCC+         639,200
                 7.50% due 6/1/2013
                 Millar Western Forest
        222,000  Sr. Nt.                     B2/B-          170,940
                 7.75% due 11/15/2013

                                                          2,595,055

Retailers - 1.0%
                 Bon-Ton Dept.Stores, Inc.
        340,000  Sr.Nt.+                     B2/B-          327,080
                 10.25% due 3/15/2014
                 Rent-A-Center
        320,000  Sr. Sub. Nt. Ser. B         B1/BB-         320,000
                 7.50% due 5/1/2010

                                                            647,080

Supermarkets - 0.6%
                 Delhaize America, Inc.
        340,000  Debt.                      Ba1/BB+         393,273
                 9.00% due 4/15/2031

Technology - 2.0%
                 Iron Mountain, Inc.
        750,000  Sr. Sub. Nt.                Caa1/B         780,000
                 8.625% due 4/1/2013
                 Solectron Global Fin. Ltd.
        340,000  Sr. Sub. Nt.+               B3/B-          340,850
                 8.00% due 3/15/2016
                 Xerox Corp.
        200,000  Sr. Nt.                    Ba2/BB+         198,500
                 6.40% due 3/15/2016

                                                          1,319,350

Textile - 1.3%
                 Oxford Inds., Inc.
        200,000  Sr. Nt.                      B2/B          206,000
                 8.875% due 6/1/2011
                 Russell Corp.
        605,000  Sr. Nt.                      B2/B          627,688
                 9.25% due 5/1/2010

                                                            833,688

                                             Rating
Principal                                   Moody's/         Value
Amount                                        S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
Transportation - 0.7%
                 OMI Corp.
$       450,000  Sr. Nt.                     B1/B+   $      460,125
                 7.625% due 12/1/2013

Wireless Communications - 4.2%
                 Centennial Cell Comm. Corp.
        215,000  Sr. Nt.                     B3/CCC         234,888
                 10.125% due 6/15/2013
                 Inmarsat Fin. PLC
        222,000  Sr. Nt.                      B1/B          227,550
                 7.625% due 6/30/2012
                 Nextel Comm., Inc.
      1,500,000  Sr. Nt. Ser. D             Baa2/A-       1,573,105
                 7.375% due 8/1/2015
                 Nextel Partners, Inc.
        260,000  Sr. Nt.                    Ba3/BB-         274,950
                 8.125% due 7/1/2011
                 Rogers Wireless, Inc.
        420,000  Sr. Sub. Nt.                Ba3/B+         445,725
                 8.00% due 12/15/2012

                                                          2,756,218

Wireline Communications - 3.0%
                 Citizens Comm. Co.
        300,000  Sr. Nt.                    Ba3/BB+         329,250
                 9.25% due 5/15/2011
                   Qwest Corp.
        375,000  Sr. Nt.                     Ba3/BB         401,250
                 7.625% due 6/15/2015
        840,000  Sr. Nt.                     Ba3/BB         896,700
                 7.875% due 9/1/2011
                 U.S. West Comm.
        336,000  Debt.                       Ba3/BB         351,960
                 8.875% due 6/1/2031

                                                          1,979,160

                 Total Corporate Bonds                   56,102,908
                 (Cost $55,534,110)

Sovereign Debt Security - 1.4%
                 Federative Republic of Brazil
$       837,000  Nt.                         Ba3/BB  $      944,973
                 9.25% due 10/22/2010
                 (Cost $857,764)

Indexed Securities - 7.3%
                   Dow Jones Credit Default Index
$     1,294,000  Series HY-5-T2+             Ba3/NR  $    1,289,963
                 7.25% due 12/29/2010
      1,294,000  Series HY-5-T3+             B3/NR        1,303,705
                 8.25% due 12/29/2010
                 Targeted Return Index Secs. Tr.
      2,176,831  Ser. HY-2005-1+(2)          B1/BB-       2,201,320
                 7.389% due 6/15/2015

                 Total Indexed Securities                 4,794,988
                 (Cost $4,816,645)


Shares                                                       Value
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
Warrant - 0.0%
            170  XM Satellite Radio, Inc.            $        3,570
                 exp. 3/15/2010
                 (Cost $34,340)
Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- -- -- -- -- --
Repurchase Agreement - 5.5%
$     3,616,000  State Street Bank and Trust Co.     $    3,616,000
                 repurchase agreement,
                 dated 03/31/2006, maturity
                 value $3,617,401 at
                 4.65%, due 4/3/2006(3)
                 (Cost $3,616,000)

Total Investments - 99.7%                                65,462,439
(Cost $64,858,860)
Cash, Receivables, and Other Assets
Less Liabilities - 0.3%                                     196,870

Net Assets - 100%                                    $   65,659,309


*  Unaudited.
+  Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006, the aggregate market value of these securities amounted to $10,998,747 representing 16.8% of net assets of which $10,417,701 have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Directors.
(1)  Step-up bond.
(2)  Floating rate note.  The rate shown is the rate in effect at 3/31/2006.
(3) The repurchase agreement is fully collateralized by $3,600,000 in U.S. Government Agency 5.25%, due 4/15/2007, with a value of $3,690,000.
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $      1,411,778
Gross unrealized depreciation .................         (808,199)
					          --------------
Net unrealized appreciation ................... $        603,579
                                                  ==============
-------------------------------------------------------------------

The Guardian VC Low Duration Bond Fund

Schedule of Investments

March 31, 2006 (Unaudited)



Principal
Amount                                             Value
------------------------------------------------------------------

Asset Backed Securities - 25.8%
$        265,000    Ameriquest Mtg. Secs., Inc.
                    2003-5 A6
                    4.541% due 4/25/2033         $        255,803
         280,000    Bank One Issuance Tr.
                    2003-A7 A7
                    3.35% due 3/15/2011                   269,164
         280,000    Capital Auto Receivables Asset Tr.
                    2006-1 A2B
                    4.779% due 9/15/2008(1)               279,982
         270,000    Capital One Multi-Asset Execution Tr.
                    2003-A4 A4
                    3.65% due 7/15/2011                   260,540
         410,000    Carmax Auto Owner Tr.
                    2005-1 A4
                    4.35% due 3/15/2010                   402,205
         157,293    Caterpillar Financial Asset Tr.
                    2004-A A3
                    3.13% due 1/26/2009                   154,967
         114,889    Chase Manhattan Auto Owner Tr.
                    2003-A A4
                    2.06% due 12/15/2009                  112,342
         275,000    Countrywide Asset-Backed Certificates
                    2004-S1 A2
                    3.872% due 3/25/2020                  269,818
         435,000    Ford Credit Auto Owner Tr.
                    2005-B A4
                    4.38% due 1/15/2010                   428,117
         410,000    Harley-Davidson Motorcycle Tr.
                    2004-1 A2
                    2.53% due 11/15/2011                  396,252
         270,000    Hertz Vehicle Financing LLC
                    2005-2A A1
                    4.958% due 2/25/2010+(1)              270,111
                    MBNA Credit Card Master Nt. Tr.
         280,000    2003-A6 A6
                    2.75% due 10/15/2010                  266,481
         260,000    2005-A7 A7
                    4.30% due 2/15/2011                   254,896
         117,720    Navistar Financial Corp. Owner Tr.
                    2004-A A3
                    2.01% due 8/15/2008                   116,273
         342,214    New Century Home Equity Loan Tr.
                    2004-4 A4
                    5.098% due 2/25/2035(1)               342,595
         505,000    Nissan Auto Receivables Owner Tr.
                    2003-B A4
                    2.05% due 3/16/2009                   493,777


Principal
Amount                                             Value
------------------------------------------------------------------

$         79,669    PP&L Transition Bond Co. LLC
                    1999-1 A7
                    7.05% due 6/25/2009          $         80,691
         390,000    Renaissance Home Equity Loan Tr.
                    2005-2 AF3
                    4.499% due 8/25/2035(1)               380,974
                    Residential Asset Mtg. Prods., Inc.
         390,000    2003-RZ4 A5
                    4.66% due 2/25/2032                   382,744
         270,000    2004-RS9 AII2
                    5.158% due 5/25/2034(1)               270,838
         235,000    2003-RS3 AI4
                    5.67% due 4/25/2033(2)                234,961
         129,340    Residential Funding Mtg. Secs.
                    2003-HS3 AI2
                    3.15% due 7/25/2018                   126,796
          93,426    SLMA Student Loan Tr.
                    2002-5 A4L
                    5.06% due 9/17/2018(1)                 93,750
                    Volkswagen Auto Lease Tr.
         350,000    2004-A A4A
                    3.09% due 8/20/2010                   343,824
         200,398    2005-A A2
                    3.52% due 4/20/2007                   199,789
         413,000    World Omni Auto Receivables Tr.
                    2005-A A4
                    3.82% due 11/12/2011                  400,646

                    Total Asset Backed Securities
                    (Cost $7,172,295)                   7,088,336

Collateralized Mortgage Obligations - 8.5%
$        162,376    Countrywide Alternative Loan Tr.
                    2005-14 1A1
                    3.30% due 5/25/2035(1)       $        157,831
         140,235    Countrywide Home Loans
                    2002-19 1A1
                    6.25% due 11/25/2032                  140,292
                    FHLMC
         315,000    2598 QC
                    4.50% due 6/15/2027                   308,216
         235,485    1534 Z
                    5.00% due 6/15/2023                   230,653
         206,758    2500 TD
                    5.50% due 2/15/2016                   206,772
         103,935    20 H
                    5.50% due 10/25/2023                  103,387
         124,029    1650 J
                    6.50% due 6/15/2023                   125,511
                    FNMA
         273,539    2003-24 PU
                    3.50% due 11/25/2015                  262,215
         260,000    2005-39 CL
                    5.00% due 12/25/2021                  255,674
         307,000    2003-13 ME
                    5.00% due 2/25/2026                   304,628
          46,227    2002-55 PC
                    5.50% due 4/25/2026                    46,039


Principal
Amount                                             Value
------------------------------------------------------------------

$         22,867    GNMA
                    2002-93 NV
                    4.75% due 2/20/2032          $         22,294
         174,040    J.P. Morgan Mtg. Tr.
                    2005-S2 2A15
                    6.00% due 9/25/2035                   172,626

                    Total Collateralized Mortgage Obligations
                    (Cost $2,391,077)                   2,336,138

Commercial Mortgage Backed Securities - 13.3%
                    Chase Comm'l. Mtg. Secs. Corp.
$        432,204    1998-2 A2
                    6.39% due 11/18/2030         $        440,884
         430,000    1997-1 C
                    7.37% due 6/19/2029                   436,325
         315,000    Comm'l. Mtg. Asset Tr.
                    1999-C1 A3
                    6.64% due 1/17/2032                   325,271
                    GMAC Comm'l. Mtg. Secs., Inc.
          83,626    1997-C1 A3
                    6.869% due 7/15/2029                   84,827
         110,000    1999-C2 A2
                    6.945% due 9/15/2033                  114,496
                    Greenwich Capital Comm'l. Funding Corp.
         174,842    2004-GG1 A2
                    3.835% due 6/10/2036                  170,911
         274,000    2005-GG3 A2
                    4.305% due 8/10/2042                  264,433
         431,779    J.P. Morgan Chase Comm'l. Mtg.
                    2004-C1 A1
                    3.053% due 1/15/2038                  412,045
         250,000    J.P. Morgan Comm'l. Mtg. Fin. Corp.
                    1997-C5 B
                    7.159% due 9/15/2029                  254,845
                    LB UBS Comm'l. Mtg. Tr.
         250,000    2003-C1 A2
                    3.323% due 3/15/2027                  241,000
         235,344    2001-C3 A1
                    6.058% due 6/15/2020                  238,034
         260,000    Morgan Stanley Capital I
                    1999-RM1 E
                    6.987% due 12/15/2031(1)              270,913
         396,000    Salomon Brothers Mtg. Secs. VII, Inc.
                    2001-C2 A2
                    6.168% due 2/13/2010                  400,692

                    Total Commercial Mortgage Backed Securities
                    (Cost $3,741,116)                   3,654,676

Corporate Bonds - 31.2%
Aerospace and Defense - 0.3%
$         96,000    Raytheon Co.
                    4.50% due 11/15/2007         $         94,712



Principal
Amount                                             Value
------------------------------------------------------------------

Automotive - 2.2%
$        300,000    Daimler Chrysler NA Hldg.
                    4.75% due 1/15/2008          $        295,796
         300,000    General Motors Acceptance Corp.
                    6.125% due 9/15/2006                  298,616
                                                        -----------
                                                          594,412

Chemicals - 0.9%
         250,000    Praxair, Inc.
                    4.75% due 7/15/2007                   248,551

Construction Machinery - 1.8%
                    Caterpillar Financial Svcs.
         200,000    2.625% due 1/30/2007                  195,912
         200,000    3.10% due 5/15/2007                   195,456
         100,000    John Deere Capital Corp.
                    3.625% due 5/25/2007                   98,149
                                                        -----------
                                                          489,517

Consumer Products - 0.7%
         200,000    Fortune Brands, Inc.
                    2.875% due 12/1/2006                  196,805

Energy - 1.6%
         150,000    Devon Energy Corp.
                    2.75% due 8/1/2006                    148,704
         200,000    Occidental Petroleum Corp.
                    4.00% due 11/30/2007                  195,926
          98,700    RAS Laffan Liquefied Natural Gas
                    3.437% due 9/15/2009+                  95,299
                                                        -----------
                                                          439,929

Entertainment - 1.0%
         275,000    AOL Time Warner, Inc.
                    6.15% due 5/1/2007                    277,061

Finance Companies - 5.5%
         200,000    Capital One Bank
                    4.25% due 12/1/2008                   194,532
         300,000    General Electric Capital Corp.
                    3.50% due 8/15/2007                   293,501
         250,000    Istar Financial, Inc.
                    7.00% due 3/15/2008                   256,348
         275,000    MBNA America Bank NA
                    6.50% due 6/20/2006                   275,863
         300,000    Residential Capital Corp.
                    6.125% due 11/21/2008                 300,481
         200,000    Textron Financial Corp.
                    2.75% due 6/1/2006                    199,312
                                                        -----------
                                                        1,520,037

Financial - 0.6%
         150,000    Lehman Brothers Hldgs., Inc.
                    6.25% due 5/15/2006                   150,182

Financial-Banks - 0.9%
         250,000    Popular NA, Inc.
                    3.875% due 10/1/2008                  239,832



Principal
Amount                                             Value
------------------------------------------------------------------

Insurance - 1.8%
$        250,000    UnitedHealth Group, Inc.
                    3.375% due 8/15/2007         $        243,676
         250,000    WellPoint, Inc.
                    3.75% due 12/14/2007                  243,456
                                                        -----------
                                                          487,132

Media-Cable - 1.5%
         250,000    Comcast Corp.
                    7.625% due 4/15/2008                  259,785
         150,000    Cox Comm., Inc.
                    7.75% due 8/15/2006                   151,088
                                                        -----------
                                                          410,873

Media-NonCable - 0.4%
         100,000    Scholastic Corp.
                    5.75% due 1/15/2007                    99,813

Metals and Mining - 1.3%
         350,000    Steel Dynamics, Inc.
                    9.50% due 3/15/2009                   366,625

Natural Gas-Pipelines - 1.9%
         275,000    Enterprise Prod. Operating LP
                    4.00% due 10/15/2007                  269,033
         250,000    Sempra Energy
                    4.621% due 5/17/2007                  247,775
                                                        -----------
                                                          516,808

Paper and Forest Products - 0.9%
         250,000    Packaging Corp. of America
                    4.375% due 8/1/2008                   243,035

Real Estate Investment Trust - 1.5%
         155,000    Avalon Bay Communities, Inc.
                    6.80% due 7/15/2006                   155,661
         250,000    EOP Operating LP
                    6.763% due 6/15/2007                  253,814
                                                        -----------
                                                          409,475

Retailers - 1.8%
         250,000    CVS Corp.
                    3.875% due 11/1/2007                  244,398
         255,000    Federated Dept. Stores
                    6.625% due 9/1/2008                   261,978
                                                        -----------
                                                          506,376

Services - 1.0%
         275,000    Cendant Corp.
                    6.875% due 8/15/2006                  276,317

Utilities-Electric and Water - 2.7%
         230,000    American Electric Power
                    4.709% due 8/16/2007(1)               227,782
         250,000    PSEG Power LLC
                    6.875% due 4/15/2006                  250,087
         250,000    Tampa Electric
                    5.375% due 8/15/2007                  249,590
                                                        -----------
                                                          727,459



Principal
Amount                                             Value
------------------------------------------------------------------

Wireline Communications - 0.9%
$        250,000    Sprint Capital Corp.
                    6.00% due 1/15/2007          $        251,186

                    Total Corporate Bonds
                    (Cost $8,644,162)                   8,546,137

Sovereign Debt Security - 0.9%
$        250,000    United Mexican States
                    4.625% due 10/8/2008
                    (Cost $246,140)              $        244,625

U.S. Government Securities - 19.4%
U.S. Government Agency Securities - 9.3%
                    FHLMC
$        415,000    3.15% due 12/16/2008         $        395,016
         290,000    3.625% due 2/15/2008                  282,526
                    FNMA
         500,000    3.125% due 12/15/2007                 484,141
         140,000    3.75% due 3/18/2010(2)                134,342
       1,260,000    4.50% due 10/15/2008 - 12/1/200     1,237,870
                                                        -----------
                                                        2,533,895

U.S. Treasury Notes - 10.1%
                    U.S. Treasury Notes
         210,000    3.375% due 2/15/2008                  204,537
         490,000    4.125% due 8/15/2008                  482,994
       1,125,000    4.375% due 11/15/2008               1,112,168
         990,000    4.50% due 11/15/2010                  976,696
                                                        -----------
                                                        2,776,395

                    Total U.S. Government Securities
                    (Cost $5,376,008)                   5,310,290

Repurchase Agreement - 1.8%
$        496,000    State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2006, maturity
                    value $496,192 at
                    4.65%, due 4/3/2006(3)
                       (Cost $496,000)           $        496,000

Total Investments - 100.9%
(Cost $28,066,798)                                     27,676,202
Liabilities in Excess of Cash, Receivables
and Other Assets - (0.9)%                                -236,664
Net Assets - 100%                                $     27,439,538



+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006, the aggregate market value of these securities amounted to $365,410 representing 1.3% of net assets of which $270,111 have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Directors.
(1)Floating rate note. The rate shown is the rate in effect at 3/31/2006.
(2)Step-up bond.
(3)The repurchase agreement is fully collateralized by $500,000 in U.S. Government Agency, 5.30%, due 11/17/2010, with a value of $507,020.

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $          1,746
Gross unrealized depreciation .................         (392,342)
					           --------------
Net unrealized depreciation ................... $       (390,596)
                                                  ==============
-------------------------------------------------------------------

The Guardian UBS VC Large Cap Value Fund

 Schedule of Investments

March 31, 2006 (Unaudited)


Shares                                                      Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- --- -- -- --
Common Stocks - 96.7%
Aerospace and Defense - 3.4%
     15,700    Lockheed Martin Corp.               $     1,179,541
     11,200    Northrop Grumman Corp.                      764,848

                                                         1,944,389

Air Freight and Logistics - 1.8%
      9,100    FedEx Corp.                               1,027,754

Auto Components - 3.0%
      8,200    BorgWarner, Inc.                            492,328
     16,000    Johnson Controls, Inc.                    1,214,880

                                                         1,707,208

Automobiles - 0.8%
      8,300    Harley-Davidson, Inc.                       430,604

Beverages - 1.1%
     14,900    Anheuser-Busch Cos., Inc.                   637,273

Biotechnology - 0.7%
      6,700    Cephalon, Inc.*                             403,675

Building Products - 1.9%
     33,300    Masco Corp.                               1,081,917

Capital Markets - 7.5%
     37,000    Mellon Financial Corp.                    1,317,200
     36,800    Morgan Stanley                            2,311,776
     13,300    Northern Trust Corp.                        698,250

                                                         4,327,226

Commercial Banks - 10.3%
     20,358    Bank of America Corp.                       927,103
     36,700    Fifth Third Bancorp                       1,444,512
     16,700    PNC Financial Svcs. Group                 1,124,077
     38,000    Wells Fargo & Co.                         2,427,060

                                                         5,922,752

Commercial Services and Supplies - 0.9%
     29,100    Cendant Corp.                               504,885

Diversified Financial Services - 8.9%
     67,800    Citigroup, Inc.                           3,202,194
     46,300    J.P. Morgan Chase & Co.                   1,927,932

                                                         5,130,126

Diversified Telecommunication Services - 1.9%
     40,300    AT & T, Inc.                              1,089,712

Electric Utilities - 6.0%
     27,600    American Electric Power, Inc.               938,952
     25,100    Exelon Corp.                              1,327,790
     13,400    FirstEnergy Corp.                           655,260
     22,000    Pepco Hldgs., Inc.                          501,380

                                                         3,423,382

Energy Equipment and Services - 2.0%
      5,700    Baker Hughes, Inc.                          389,880
     12,500    GlobalSantaFe Corp.                         759,375

                                                         1,149,255

Food and Staples Retailing - 3.2%
     20,000    Costco Wholesale Corp.                    1,083,200


Shares                                                      Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- --- -- -- --

     37,200    Kroger Co.*                         $       757,392

                                                         1,840,592

Health Care Providers and Services - 4.0%
      5,100    Caremark Rx, Inc.*                          250,818
     14,100    Medco Health Solutions, Inc.*               806,802
     21,700    UnitedHealth Group, Inc.                  1,212,162

                                                         2,269,782

Information Technology Services - 1.2%
     22,200    Accenture Ltd. - Class A                    667,554

Insurance - 6.0%
     14,700    Allstate Corp.                              766,017
     26,700    American Int'l. Group, Inc.               1,764,603
     11,500    Hartford Financial Svcs. Group, Inc.        926,325

                                                         3,456,945

Internet and Catalog Retail - 1.5%
     41,200    Expedia, Inc.*                              835,124

Machinery - 2.2%
     13,200    Illinois Tool Works, Inc.                 1,271,292

Media - 3.8%
     13,100    Omnicom Group, Inc.                       1,090,575
     48,400    The DIRECTV Group, Inc.*                    793,760
      8,700    Univision Comm., Inc. - Class A*            299,889

                                                         2,184,224

Multi-Utilities - 1.5%
     14,100    NiSource, Inc.                              285,102
     12,600    Sempra Energy                               585,396

                                                           870,498

Oil, Gas and Consumable Fuels - 7.4%
     33,600    Exxon Mobil Corp.                         2,044,896
     29,000    Marathon Oil Corp.                        2,208,930

                                                         4,253,826

Pharmaceuticals - 4.8%
     20,700    Bristol-Myers Squibb Corp.                  509,427
      8,400    Johnson & Johnson                           497,448
     35,900    Wyeth                                     1,741,868

                                                         2,748,743

Road and Rail - 2.3%
     16,000    Burlington Northern Santa Fe              1,333,280

Software - 3.6%
     44,100    Microsoft Corp.                           1,199,961
     50,500    Symantec Corp.*                             849,915

                                                         2,049,876

Thrifts and Mortgage Finance - 1.9%
     17,800    Federal Home Loan Mortgage Corp.          1,085,800

Wireless Telecommunication Services - 3.1%
     68,174    Sprint Nextel Corp.                       1,761,616

               Total Common Stocks                      55,409,310
               (Cost $40,829,718)


Shares                                                      Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- --- -- -- --

Exchange-Traded Fund - 1.9%
    $8,600     S&P Depositary Receipts Trust Series$     1,116,538
               exp. 12/31/2099
               (Cost $1,053,661)

                                                            Value


Principal
Amount                                                      Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- --- -- -- --

Repurchase Agreement - 1.9%
 $1,103,000    State Street Bank and Trust Co.*
               repurchase agreement,
               dated 3/31/2006, maturity
               value $1,103,427 at
               4.65%, due 4/3/2006(1)
               (Cost $1,103,000)                   $     1,103,000

Total Investments - 100.5%                              57,628,848
(Cost $42,986,379)
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.5)%                                     -301,654
Net Assets - 100%                                  $    57,327,194


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $1,205,000 in U.S. Government Agency 5.50%, due 7/14/2028, with a value of $1,126,850.
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     14,942,494
Gross unrealized depreciation .................         (300,025)
					          --------------
Net unrealized appreciation ................... $     14,642,469
                                                  ==============
-------------------------------------------------------------------

The Guardian UBS VC Small Cap Value Fund

Schedule of Investments

March 31, 2006 (Unaudited)


Shares                                                   Value
- -- -- -- - - - - -- -- -- -- -- -- -- -- -- -- - - -- -- -- -
Common Stocks - 94.5%
Aerospace and Defense - 3.4%
    8,700        Esterline Technologies Corp.*       $  371,925
    8,300        Triumph Group, Inc.*                   367,358

                                                        739,283

Airlines - 1.5%
    8,700        AMR Corp.*                             235,335
   11,500        Pinnacle Airlines Corp.*                76,590

                                                        311,925

Auto Components - 1.5%
   18,200        American Axle & Mfg. Hldgs., Inc.      311,766

Automobiles - 1.0%
    7,300        Winnebago Inds., Inc.                  221,482

Biotechnology - 1.2%
    6,100        Alkermes, Inc.*                        134,505
    5,100        Keryx Biopharmaceuticals, Inc.*         97,461
    1,400        Telik, Inc.*                            27,104

                                                        259,070

Building Products - 2.6%
    6,900        American Woodmark Corp.                244,950
   10,000        Trex Co., Inc.*                        317,000

                                                        561,950

Capital Markets - 3.0%
   24,000        Apollo Investment Corp.                427,440
    5,100        Lazard Ltd.                            225,675

                                                        653,115

Chemicals - 1.8%
    4,800        Airgas, Inc.                           187,632
    4,700        Lubrizol Corp.                         201,395

                                                        389,027

Commercial Banks - 7.4%
   11,500        Boston Private Financial Hldgs., Inc.  388,585
   15,600        Colonial BancGroup, Inc.               390,000
    3,400        Cullen/Frost Bankers, Inc.             182,750
   11,400        Placer Sierra Bancshares               325,470
   11,800        South Financial Group, Inc.            308,570

                                                      1,595,375

Commercial Services and Supplies - 3.7%
   13,500        Coinstar, Inc.*                        349,785
    5,300        Heidrick & Struggles Int'l., Inc.*     192,284
    8,700        McGrath Rentcorp                       261,522

                                                        803,591

Communications Equipment - 2.1%
    6,500        Harris Corp.                           307,385
    4,300        Plantronics, Inc.                      152,349

                                                        459,734

Containers and Packaging - 1.1%
   22,700        Caraustar Inds., Inc.*                 233,583

Diversified Consumer Services - 1.9%
   12,700        Jackson Hewitt Tax Svc., Inc.          401,066


Shares                                                   Value
- -- -- -- - - - - -- -- -- -- -- -- -- -- -- -- - - -- -- -- -
Diversified Financial Services - 1.2%
   22,200        Primus Guaranty Ltd.*               $  247,530

Diversified Telecommunication Services - 0.5%
    3,700        Neustar, Inc.*                         114,700

Electric Utilities - 1.4%
   11,300        Hawaiian Electric Inds., Inc.          306,569

Electrical Equipment - 3.0%
   11,200        Regal-Beloit Corp.                     473,424
   12,500        Ultralife Batteries, Inc.*             160,625

                                                        634,049

Electronic Equipment and Instruments - 1.9%
   15,600        Newport Corp.*                         294,216
    3,800        Park Electrochemical Corp.             112,100

                                                        406,316

Energy Equipment and Services - 2.7%
    7,600        Bristow Group, Inc.*                   234,840
    6,100        Oceaneering Int'l., Inc.*              349,530

                                                        584,370

Food and Staples Retailing - 1.1%
    8,200        Nash Finch Co.                         245,180

Gas Utilities - 3.0%
    7,200        AGL Resources, Inc.                    259,560
   10,300        Equitable Resources, Inc.              376,053

                                                        635,613

Health Care Equipment and Supplies - 2.6%
    8,400        Cooper Cos., Inc.                      453,852
    1,600        Dionex Corp.*                           98,368

                                                        552,220

Health Care Providers and Services - 3.7%
    2,300        Amedisys, Inc.*                         79,925
    6,900        LifePoint Hospitals, Inc.*             214,590
   10,300        Molina Healthcare, Inc.*               344,741
   11,400        Option Care, Inc.                      161,196

                                                        800,452

Hotels, Restaurants and Leisure - 1.5%
   22,100        Caribou Coffee Co., Inc.*              212,823
    2,900        Vail Resorts, Inc.*                    110,838

                                                        323,661

Household Durables - 7.8%
   16,500        Comstock Homebuilding Cos., Inc.*      181,665
    6,400        Jarden Corp.*                          210,240
    7,200        Lenox Group, Inc.*                      94,320
    4,400        Lifetime Brands, Inc.                  124,036
    5,500        Ryland Group, Inc.                     381,700
    3,600        Snap-On, Inc.                          137,232
   21,300        Tempur-Pedic Int'l., Inc.*             301,395
    8,700        The Yankee Candle Co., Inc.            238,119

                                                      1,668,707

Information Technology Services - 1.0%
   16,100        Bearingpoint, Inc.*                    136,689


Shares                                                   Value
- -- -- -- - - - - -- -- -- -- -- -- -- -- -- -- - - -- -- -- -
   12,000        SM&A*                               $   78,000

                                                        214,689

Insurance - 5.1%
    3,300        AmerUs Group Co.                       198,792
   42,800        KMG America Corp.*                     366,368
    7,600        National Financial Partners Corp.      429,552
    5,500        Seabright Insurance Hldgs.*             95,810

                                                      1,090,522

Internet Software and Services - 0.6%
   41,100        Tumbleweed Comm. Corp.*                122,889

Leisure Equipment and Products - 1.5%
   21,300        Nautilus, Inc.                         318,435

Machinery - 1.2%
    3,200        Harsco Corp.                           264,384

Media - 3.3%
    8,000        ADVO, Inc.                             256,000
    9,600        Carmike Cinemas, Inc.                  231,648
   14,900        Radio One, Inc.*                       111,154
   10,400        Saga Comm., Inc.*                      100,568

                                                        699,370

Multiline Retail - 0.6%
    5,700        Tuesday Morning Corp.                  131,613

Oil, Gas and Consumable Fuels - 3.2%
    5,600        Cimarex Energy Co.                     242,256
    7,800        EXCO Resources, Inc.*                   97,734
    3,900        Foundation Coal Hldgs., Inc.           160,446
   14,000        NGP Capital Resources Co.              190,400

                                                        690,836

Personal Products - 2.2%
    6,800        Chattem, Inc.*                         256,020
   12,500        Nu Skin Enterprises, Inc.              219,125

                                                        475,145

Pharmaceuticals - 0.8%
   10,000        Connetics Corp.*                       169,300

Real Estate - 3.4%
    7,907        Government Pptys. Trust, Inc.*          75,432
    9,500        LaSalle Hotel Pptys.                   389,500
    9,500        Thornburg Mortgage, Inc.               257,070

                                                        722,002

Road and Rail - 0.9%
      825        Genesee & Wyoming, Inc.*                25,311
      600        Landstar System, Inc.                   26,472
    3,700        YRC Worldwide, Inc.*                   140,822

                                                        192,605

Semiconductors and Semiconductor Equipment - 0.4%
    9,900        Monolithic System Technology, Inc.*     87,714

Software - 0.4%
    3,400        Reynolds & Reynolds Co.                 96,560

Specialty Retail - 1.7%
   15,300        PETCO Animal Supplies, Inc.*           360,621


Shares                                                   Value
- -- -- -- - - - - -- -- -- -- -- -- -- -- -- -- - - -- -- -- -
Textiles, Apparel and Luxury Goods - 1.0%
    9,000        Movado Group, Inc.                  $  207,720

Thrifts and Mortgage Finance - 3.9%
    3,800        Accredited Home Lenders Hldg. Co.*     194,484
    8,200        IndyMac Bancorp, Inc.                  335,626
   30,300        Ocwen Financial Corp.*                 309,666

                                                        839,776

Wireless Telecommunication Services - 0.7%
   21,900        InPhonic, Inc.*                        153,081

                 Total Common Stocks                 20,297,596
                 (Cost $17,208,585)

Exchange-Traded Fund - 2.0%
    5,700        iShares Russell 2000 Value Index Fun$  426,018
                 (Cost $377,947)


Principal                                                Value
Amount
- -- -- -- - - - - -- -- -- -- -- -- -- -- -- -- - - -- -- -- -
Repurchase Agreement - 3.4%
  738,000        State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 3/31/06, maturity
                 value $738,286 at
                 4.65%, due 4/3/2006(1)
                 (Cost $738,000)                     $  738,000

Total Investments - 99.9%                            21,461,614
(Cost $18,324,532)
Cash, Receivables, and Other
                 Assets Less Liabilities - 0.1%          24,251

Net Assets - 100%                                   $21,485,865


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $805,000 in U.S. Government Agency 5.50%, due 7/14/28, with a value of $752,792.
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $      3,935,005
Gross unrealized depreciation .................         (797,923)
					          --------------
Net unrealized appreciation ................... $      3,137,082
                                                  ==============
-------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
         rule 30a-3(d) under the 1940 Act)   that occurred during the
         registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Variable Contract Funds, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Variable Contract Funds, Inc


Date:     April 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Variable Contract Funds, Inc


Date:    April 26, 2006





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Variable Contract Funds, Inc


Date:     April 26, 2006